RELATED PARTIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Related Party Receivables, Current	$ 2,850	$ 5,559
E2E S.A. One [Member]
Statement [Line Items]
ID No	76.879.577-0
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Current receivables [Member]
Statement [Line Items]
Related Party Receivables, Current	$ 2,850	5,559
Current receivables [Member] | Forestal Mininco S.A [Member]
Statement [Line Items]
ID No	91.440.000-7
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 1	12
Current receivables [Member] | Eka Chile S.A [Member]
Statement [Line Items]
ID No	99.500.140-3
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 2,626	2,510
Current receivables [Member] | Colbun S.A. [Member]
Statement [Line Items]
ID No	96.505.760-9
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 21	72
Current receivables [Member] | CMPC Pulp SA [Member]
Statement [Line Items]
ID No	96.532.330-9
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Maturity	0
Related Party Receivables, Current	$ 0	651
Current receivables [Member] | CMPC Tissue S.A. [Member]
Statement [Line Items]
ID No	96.529.310-8
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Maturity	0
Related Party Receivables, Current	$ 0	383
Current receivables [Member] | Fundación Acerca Redes [Member]
Statement [Line Items]
ID No	65.097.218-K
Nature of Relationship	Parent company is founder and contributor
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 41	165
Current receivables [Member] | Parque Elico Ovejera Sur SpA. [Member]
Statement [Line Items]
ID No	76.839.949-2
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 100	0
Current receivables [Member] | E2E S.A. One [Member]
Statement [Line Items]
ID No	76.218.856-2
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 60	1,766
Current receivables [Member] | EMOAC SpA. [Member]
Statement [Line Items]
ID No	76.208.888-6
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 1	0
Non current receivables one [Member] | Agrcola Fresno SpA [Member]
Statement [Line Items]
ID No	77.470.229-6
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Maturity	Dic-31-24
Related Party Receivables, Current	$ 3,283
Related Party Payables, Current		0
Non current receivables two [Member] | Agrcola Fresno SpA [Member]
Statement [Line Items]
ID No	77.470.229-6
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Maturity	Dic-31-27
Related Party Receivables, Current	$ 3,448
Related Party Payables, Current		0
Current payables [Member]
Statement [Line Items]
Related Party Payables, Current	$ 14,280	2,577
Current payables [Member] | Abastible S.A. [Member]
Statement [Line Items]
ID No	91.806.000-6
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 189	181
Current payables [Member] | Copec S.A. [Member]
Statement [Line Items]
ID No	99.520.000-7
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 4,474	1,682
Current payables [Member] | Fundación Educacional Arauco [Member]
Statement [Line Items]
ID No	71.625.000-8
Nature of Relationship	Parent company is founder and contributor
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 780	465
Current payables [Member] | Compañía Puerto de Coronel S.A. [Member]
Statement [Line Items]
ID No	79.895.330-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	U.S. dollar
Maturity	30 days
Related Party Payables, Current	$ 202	229
Current payables [Member] | Empresa Nacional de Telecomunicaciones S.A. [Member]
Statement [Line Items]
ID No	92.580.000-7
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 4	4
Current payables [Member] | Servicios Corporativos Sercor S.A. [Member]
Statement [Line Items]
ID No	96.925.430-1
Nature of Relationship	Associate
Country	Chile
Currency	Chilean pesos
Maturity	0
Related Party Payables, Current	$ 0	12
Current payables [Member] | Sonae Arauco Portugal SA [Member]
Statement [Line Items]
ID No	0
Nature of Relationship	Subsidiary of joint venture
Country	Portugal
Currency	U.S. dollar
Maturity	0
Related Party Payables, Current	$ 0	1
Current payables [Member] | Air BP Copec S.A. [Member]
Statement [Line Items]
ID No	96.942.120-8
Nature of Relationship	Joint venture of controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 3	3
Current payables [Member] | Agrcola San Gerardo SpA [Member]
Statement [Line Items]
ID No	77.017.167-9
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 146	0
Current payables [Member] | Agrcola Fresno SpA [Member]
Statement [Line Items]
ID No	77.470.229-6
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Maturity	Dic-31-23
Related Party Payables, Current	$ 8,482	0
Non Current Payables [Member]
Statement [Line Items]
Related Party Receivables, Current	$ 6,731
Related Party Payables, Current		$ 0